FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Schedule of financial assets at fair value through other comprehensive income

	December 31,
	2019	2020
	RMB	RMB

Non-current assets
Unlisted equity instruments	1,431	1,376
Listed equity instruments	90	149

Current assets
Trade accounts receivable and bills receivable (i)	8,661	8,735
	10,182	10,260

Note:

(i)

As of December 31, 2019 and 2020, bills receivable and certain trade accounts receivable were classified as financial assets at FVOCI, as the Group's business model is achieved both by collecting contractual cash flows and selling of these assets.